UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	7/31

Date of reporting period:	10/31/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Short Term Income Fund
October 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--106.3%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Auto Receivables--4.5%
Americredit Prime Automobile
Receivables Trust,
Ser. 2007-1, Cl. E	6.96	3/8/16	420,000 a	413,750
Capital Auto Receivables Asset
Trust, Ser. 2006-2, Cl. B	5.07	12/15/11	485,000	481,980
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	1,245,000	1,246,955
Ford Credit Auto Owner Trust,
Ser. 2005-A, Cl. B	3.88	1/15/10	750,000	744,603
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	1,500,000	1,497,204
Ford Credit Auto Owner Trust,
Ser 2005-C, Cl. C	4.72	2/15/11	355,000	354,165
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. B	5.30	6/15/12	1,875,000	1,870,583
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	300,000 a	290,437
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	1,420,000	1,420,945
Wachovia Automobile Loan Owner
Trust, Ser. 2007-1, Cl. D	5.65	2/20/13	935,000	913,336
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	2,500,000	2,492,550
				11,726,508
Asset-Backed Ctfs./Credit Cards--2.8%
American Express Credit Account
Master Trust, Ser. 2007-6,
Cl. C	5.48	1/15/13	2,060,000 a,b	2,019,095
BA Credit Card Trust,
Ser. 2007-C1, Cl. C1	5.38	6/15/14	2,830,000 b	2,753,944
Citibank Credit Card Issuance
Trust, Ser. 2006-C4, Cl. C4	5.34	1/9/12	2,500,000 b	2,447,638
				7,220,677
Asset-Backed Ctfs./Home Equity Loans--5.4%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	1,225,000 b	1,195,610
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	1,985,000 b	1,751,564
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A1	5.96	7/25/36	1,561,475 b	1,551,923
Citicorp Residential Mortgage
Securities, Ser. 2007-2,
Cl. A1A	5.98	6/25/37	1,469,171 b	1,459,540
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. M8	7.00	6/25/37	150,000 b	73,183
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. M9	7.00	6/25/37	450,000 b	282,047
Countrywide Asset Backed
Certificates, Ser. 2006-15,
Cl. A6	5.83	10/25/46	1,155,000 b	1,068,618
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M5	6.92	9/25/37	615,000	414,085

Credit Suisse Mortgage Capital
Certificates, Ser. 2007-1,
Cl. 1A6A	5.86	2/25/37	945,000 b	939,027
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB8,
Cl. AF1B	5.45	12/25/35	110,328 b	109,918
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB2,
Cl. AF1	5.72	12/25/36	126,046 b	125,485
JP Morgan Mortgage Acquisition,
Ser. 2007-HE1, Cl. AF1	4.97	4/1/37	1,255,995 b	1,242,957
Morgan Stanley Mortgage Loan
Trust, Ser. 2006-15XS, Cl. A6B	5.83	11/25/36	235,000 b	228,363
Ownit Mortgage Loan Asset Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.42	12/25/36	838,797 b	829,612
Residential Asset Mortgage
Products, Ser. 2003-RS9,
Cl. MI1	5.80	10/25/33	663,066 b	643,238
Residential Asset Securities,
Ser. 2003-KS7, Cl. MI3	5.75	9/25/33	248,167 b	213,395
Residential Funding Mortgage
Securities II, Ser. 2005-HI3,
Cl. A2	5.09	9/25/35	600,000	595,087
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI2	5.50	3/25/36	275,000 b	270,822
Residential Funding Mortgage
Securities II, Ser. 2006-HI1,
Cl. M4	6.26	2/25/36	613,000 b	370,056
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M3	5.83	5/25/35	295,791 b	289,833
Sovereign Commercial Mortgage
Securities Trust,
Ser. 2007-C1, Cl. D	5.77	7/22/30	415,000 a,b	352,264
				14,006,627
Asset-Backed Ctfs./Manufactured Housing--.2%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	564,627	586,312
Automobile Manufacturers--.5%
Daimler Finance North America,
Gtd. Notes	4.05	6/4/08	960,000	952,379
Daimler Finance North America,
Notes	4.88	6/15/10	285,000	283,640
				1,236,019
Banks--7.0%
Bank of Scotland,
Bonds	7.00	11/29/49	550,000 a,b	550,679
Charter One Bank,
Sr. Notes	5.50	4/26/11	1,435,000	1,445,851
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	590,000	579,675
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	700,000 a,b	646,052
Colonial Bank,
Sub. Notes	6.38	12/1/15	1,000,000	996,920
Colonial Bank,
Sub. Notes	8.00	3/15/09	305,000	316,189
Fleet National Bank,
Sub. Notes	5.75	1/15/09	2,000,000	2,013,482

ICICI Bank,
Bonds	5.79	1/12/10	400,000 a,b	395,513
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	705,000	715,621
Marshall & Ilsley,
Unsub. Notes	4.38	8/1/09	4,200,000	4,158,231
Northern Rock,
Sub. Notes	6.59	6/29/49	325,000 a,b	260,434
Northern Trust,
Sr. Unscd. Notes	5.30	8/29/11	575,000	580,499
Royal Bank of Scotland,
Jr. Sub. Bonds	6.99	10/29/49	525,000 a,b	531,558
Shinsei Finance Cayman,
Jr. Sub. Bonds	6.42	1/29/49	810,000 a,b	755,689
Sovereign Bancorp,
Sr. Notes	4.80	9/1/10	1,075,000 b	1,053,109
SunTrust Preferred Capital I,
Bank Gtd. Notes	5.85	12/31/49	625,000 b	614,157
Wachovia,
Sub. Notes	6.38	1/15/09	860,000	873,177
Wells Fargo Bank,
Sub. Notes	7.55	6/21/10	890,000	945,811
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	580,000	621,323
				18,053,970
Building & Construction--.2%
Masco,
Sr. Unscd. Notes	6.00	3/12/10	390,000 b	383,327
Owens Corning,
Gtd. Notes	6.50	12/1/16	200,000 b	194,986
				578,313
Chemicals--1.9%
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	229,000	237,587
ICI Wilmington,
Gtd. Notes	4.38	12/1/08	1,535,000	1,529,128
Lubrizol,
Sr. Notes	4.63	10/1/09	2,945,000	2,922,594
Rohm & Haas Holdings,
Unsub. Notes	5.60	3/15/13	205,000	205,299
				4,894,608
Commercial Mortgage Pass-Through Ctfs.--12.4%
Banc of America Commercial
Mortgage, Ser. 2005-2, Cl. A2	4.25	7/10/43	1,790,925	1,784,899
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A1	5.00	9/10/47	1,403,186	1,400,337
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	5.14	4/25/36	193,354 a,b	190,413
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	5.23	4/25/34	377,563 a,b	376,592
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	5.45	12/25/33	328,538 a,b	323,601
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	6.07	4/25/34	521,115 a,b	528,711
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B2	7.27	1/25/36	573,574 a,b	524,436
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	7.87	11/25/35	206,186 a,b	208,664
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T20,

Cl. A2	5.13	10/12/42	2,400,000 b	2,396,788
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW14,
Cl. AAB	5.17	12/11/38	1,615,000	1,578,307
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.87	9/11/38	375,000 b	378,616
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	575,000 a	573,034
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	460,000 a	451,987
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	1,035,000 a	1,034,400
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	565,000 a	556,203
DLJ Commercial Mortgage,
Ser. 1998-CF2, Cl. A1B	6.24	11/12/31	761,961	766,679
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	660,000 a	643,394
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	385,000 a	373,539
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. B	5.37	3/6/20	1,630,000 a,b	1,619,493
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. F	5.60	3/6/20	730,000 a,b	718,410
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	6.17	3/6/20	350,000 a,b	336,412
Greenwich Capital Commercial
Funding, Ser. 2007-GG9, Cl. AAB	5.44	3/10/39	1,450,000	1,432,509
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A1	5.04	12/15/44	1,834,333	1,829,386
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP7, Cl. ASB	6.07	4/15/45	750,000 b	764,351
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2001-CIBC, Cl. D	6.75	3/15/33	955,000	999,822
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2	4.96	7/12/38	1,100,000	1,094,594
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.40	11/12/37	350,000 b	351,070
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A2	5.09	10/12/52	1,150,000	1,146,741
Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A3	5.71	7/12/44	1,575,000	1,588,784
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	1,450,000	1,504,596
Nationslink Funding,
Ser. 1998-2, Cl. A2	6.48	8/20/30	365,020	366,112
SBA CMBS Trust,
Ser. 2006-1A, Cl. A	5.31	11/15/36	1,695,000 a	1,679,067
Washington Mutual Commercial
Mortgage Securities Trust,
Ser. 2003-C1A, Cl. A	3.83	1/25/35	2,583,952 a	2,528,997
				32,050,944
Diversified Financial Services--12.9%

Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000 b	217,001
Amvescap,
Gtd. Notes	5.38	2/27/13	380,000	368,664
Bear Stearns,
Sr. Unscd. Notes	5.50	8/15/11	1,620,000	1,611,450
Boeing Capital,
Sr. Notes	7.38	9/27/10	1,170,000	1,253,183
Capmark Financial Group,
Gtd. Notes	5.88	5/10/12	850,000 a	763,833
Caterpillar Financial Services,
Notes	5.13	10/12/11	765,000	767,724
Chase Manhattan,
Sub. Notes	7.88	6/15/10	2,190,000 c	2,335,543
Citicorp,
Sub. Notes	7.25	9/1/08	3,290,000	3,349,256
Countrywide Financial,
Gtd. Notes	5.80	6/7/12	710,000	611,912
Countrywide Home Loans,
Gtd. Notes	3.25	5/21/08	350,000	332,693
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	5/29/49	660,000 b	615,923
Credit Suisse USA,
Gtd. Notes	5.50	8/16/11	1,255,000	1,270,557
ERAC USA Finance,
Bonds	5.60	5/1/15	720,000 a	692,961
Ford Motor Credit,
Unscd. Notes	7.38	10/28/09	1,385,000	1,336,368
Fuji JGB Investment,
Sub. Bonds	9.87	12/29/49	850,000 a,b	874,632
Goldman Sachs Capital II,
Gtd. Bonds	5.79	12/29/49	480,000 b	448,092
HSBC Finance Capital Trust IX,
Gtd. Notes	5.91	11/30/35	1,870,000 b	1,790,949
Janus Capital Group,
Notes	6.25	6/15/12	540,000	549,204
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	1,100,000	1,182,864
Kaupthing Bank,
Sub. Notes	7.13	5/19/16	545,000 a	540,898
Merrill Lynch,
Sub. Notes	5.70	5/2/17	1,050,000 c	1,005,493
Morgan Stanley,
Sr. Unscd. Notes	5.75	8/31/12	600,000	611,560
MUFG Capital Finance 1,
Bank Gtd. Bonds	6.35	7/29/49	575,000 b	549,523
New York Life Global Funding,
Notes	4.63	8/16/10	4,610,000 a	4,620,137
Pricoa Global Funding I,
Notes	4.20	1/15/10	4,950,000 a	4,887,704
SMFG Preferred Capital,
Sub. Bonds	6.08	1/29/49	715,000 a,b	672,393
				33,260,517
Diversified Metals & Mining--.1%
US Steel,
Sr. Unsub. Notes	5.65	6/1/13	320,000	310,149
Electric Utilities--3.5%
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	315,000	319,081
Cleveland Electric Illumination,

Sr. Unscd. Notes	5.70	4/1/17	430,000	420,983
Enel Finance Internation,
Gtd. Notes	5.70	1/15/13	250,000 a	252,869
FPL Energy National Wind,
Scd. Bonds	5.61	3/10/24	5 a	5
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	1,620,000	1,649,800
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	724,000	746,262
NiSource Finance,
Gtd. Notes	6.06	11/23/09	641,000 b	638,817
Nisource Finance,
Sr. Notes	6.15	3/1/13	545,000	562,412
Pacific Gas & Electric,
Unscd. Bonds	3.60	3/1/09	1,360,000	1,336,710
PacifiCorp,
First Mortgage Bonds	6.90	11/15/11	2,265,000	2,404,359
Southern,
Sr. Unsub. Notes, Ser. A	5.30	1/15/12	700,000	704,201
				9,035,499
Environmental Control--.4%
Allied Waste North America,
Scd. Notes, Ser. B	5.75	2/15/11	290,000	284,200
Allied Waste North America,
Scd. Notes	6.38	4/15/11	230,000	229,713
Republic Services,
Sr. Notes	6.75	8/15/11	475,000	498,292
				1,012,205
Food & Beverages--1.0%
H.J. Heinz,
Notes	6.43	12/1/20	500,000 a	508,846
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	145,000	149,440
Tyson Foods,
Sr. Unscd. Notes	6.85	4/1/16	1,850,000 b	1,933,402
				2,591,688
Foreign/Governmental--1.2%
Banco Nacional de Desenvolvimento
Economico e Social, Unsub.
Notes	5.84	6/16/08	1,390,000 b	1,387,915
Republic of Argentina,
Bonds	5.39	8/3/12	2,275,000 b	1,315,519
Republic of Argentina,
Bonds, Ser. VII	7.00	9/12/13	455,000	413,368
				3,116,802
Health Care--1.3%
American Home Products,
Unscd. Notes	6.95	3/15/11	1,150,000 b	1,218,544
Community Health Systems,
Gtd. Notes	8.88	7/15/15	310,000 a	315,425
Coventry Health Care,
Sr. Unscd. Notes	5.88	1/15/12	760,000	766,092
Coventry Health Care,
Sr. Unscd. Notes	5.95	3/15/17	410,000	399,788
Wellpoint,
Sr. Unsub. Notes	5.88	6/15/17	740,000	746,971
				3,446,820
Lodging & Entertainment--.6%
Carnival,
Gtd. Notes	3.75	11/15/07	1,240,000	1,239,587

MGM Mirage,
Gtd. Notes	8.38	2/1/11	325,000 c	341,250
				1,580,837
Machinery--.2%
Atlas Copco,
Bonds	5.60	5/22/17	285,000 a	285,116
Case New Holland,
Gtd. Notes	7.13	3/1/14	315,000	327,600
				612,716
Media--.9%
AOL Time Warner,
Gtd. Notes	6.75	4/15/11	695,000	723,727
Comcast,
Gtd. Notes	5.50	3/15/11	1,240,000	1,248,326
News America,
Notes	5.30	12/15/14	360,000	355,195
				2,327,248
Oil & Gas--1.2%
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	150,000	154,500
Enterprise Products Operating,
Gtd. Notes, Ser. B	4.63	10/15/09	2,045,000	2,029,000
Hess,
Unscd. Notes	6.65	8/15/11	985,000	1,033,737
				3,217,237
Packaging & Containers--.4%
Ball,
Gtd. Notes	6.88	12/15/12	205,000	209,100
Crown Americas/Capital,
Gtd. Notes	7.63	11/15/13	690,000	705,525
				914,625
Paper & Forest Products--.2%
Temple-Inland,
Gtd. Notes	6.88	1/15/18	425,000 b,c	430,636
Property & Casualty Insurance--.9%
Allstate,
Jr. Sub. Debs.	6.50	5/15/67	265,000 b,c	257,781
Nippon Life Insurance,
Notes	4.88	8/9/10	1,050,000 a	1,042,921
Phoenix Cos.,
Sr. Unscd. Notes	6.68	2/16/08	430,000	430,993
Prudential Financial,
Notes	5.10	12/14/11	485,000	482,806
				2,214,501
Real Estate Investment Trusts--5.1%
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.25	5/1/15	925,000	960,803
Arden Realty,
Notes	5.25	3/1/15	475,000	472,556
Avalonbay Communities,
Sr. Unscd. Notes	6.63	9/15/11	355,000	369,570
Duke Realty,
Sr. Notes	5.88	8/15/12	2,150,000	2,163,957
ERP Operating,
Notes	4.75	6/15/09	2,400,000	2,382,280
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.65	6/1/16	345,000	335,891
Federal Realty Investment Trust,
Notes	6.00	7/15/12	305,000	309,816
Healthcare Realty Trust,

Sr. Unscd. Notes	5.13	4/1/14	1,165,000	1,083,947
HRPT Properties Trust,
Sr. Unscd. Notes	6.29	3/16/11	462,000 b	457,832
Istar Financial,
Sr. Unscd. Notes	6.07	3/9/10	1,000,000 b	945,333
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	310,000	292,316
Mack-Cali Realty,
Unscd. Notes	5.05	4/15/10	550,000	547,632
Mack-Cali Realty,
Notes	5.25	1/15/12	300,000	296,634
Regency Centers,
Gtd. Notes	5.88	6/15/17	370,000	360,739
Simon Property Group,
Unsub. Notes	5.00	3/1/12	2,275,000	2,227,746
				13,207,052
Residential Mortgage Pass-Through Ctfs.--5.3%
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B2	6.57	4/25/36	182,370 a,b	167,814
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	294,264 b	294,987
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	2,050,000 b	2,042,166
Citigroup Mortgage Loan Trust,
Ser. 2006-WF1, Cl. A2A	5.70	3/25/36	34,050 b	33,941
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	2,180,689	2,202,270
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	6.55	12/25/34	990,738 b	998,618
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.22	5/25/36	504,618 b	497,050
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25, Cl. 4A2	6.14	9/25/36	1,264,527 b	1,273,762
New Century Alternative Mortgage
Loan Trust, Ser. 2006-ALT2,
Cl. AF6A	5.89	10/25/36	750,000 b	736,693
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	750,000 b	696,247
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	1,575,000 b	1,525,624
Washington Mutual Pass-Through
Certificates, Ser. 2005-AR4,
Cl. A4B	4.67	4/25/35	3,294,000 b	3,265,858
				13,735,030
Retail--.5%
CVS Caremark,
Sr. Unscd. Notes	5.75	8/15/11	260,000	265,024
CVS Caremark,
Sr. Unscd. Notes	5.92	6/1/10	345,000 b	342,585
Delhaize Group,
Sr. Unsub. Notes	6.50	6/15/17	185,000	189,711
Federated Retail Holdings,
Gtd. Notes	5.90	12/1/16	280,000	267,773
Lowe's Companies,
Sr. Unscd. Notes	5.60	9/15/12	150,000	152,295
				1,217,388
Specialty Steel--.1%
Steel Dynamics,
Sr. Notes	7.38	11/1/12	365,000 a	366,825

State/Territory Gen Oblg--2.5%
Erie Tobacco Asset
Securitization/NY, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	815,000	761,031
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	825,000	819,101
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.54	6/1/34	2,600,000 b	2,509,494
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	2,492,000	2,388,208
				6,477,834
Telecommunications--1.2%
AT & T,
Sr. Notes	5.65	5/15/08	700,000 b	699,649
AT & T,
Sr. Unscd. Notes	7.30	11/15/11	770,000 b	831,631
Nextel Communications,
Gtd. Notes, Ser. F	5.95	3/15/14	605,000	578,525
Qwest,
Notes	8.88	3/15/12	50,000 b	55,000
Sprint Capital,
Gtd. Notes	7.63	1/30/11	175,000	184,979
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	675,000	692,523
				3,042,307
Textiles & Apparel--.3%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	805,000	814,893
Transportation--.5%
Norfolk Southern,
Sr. Unscd. Notes	8.63	5/15/10	1,250,000	1,353,643
U.S. Government Agencies--1.9%
Federal Home Loan Mortgage Corp.,
Notes	5.13	8/23/10	4,720,000	4,812,743
U.S. Government Agencies/Mortgage-Backed--14.3%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			302,283	292,562
4.00%, 3/1/10 - 4/1/10			8,578,523	8,416,597
6.50%, 6/1/32			4,835	4,985
Stripped Security, Interest
Only Class, Ser. 1987,
Cl. PI, 7.00%, 9/15/12			98,401 d	9,991
Federal National Mortgage Association:
4.00%, 2/1/10 - 5/1/10			2,481,497	2,425,688
4.50%, 11/1/14			1,385,738	1,368,485
Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33			656,009	578,824
Government National Mortgage Association I:
8.00%, 9/15/08			4,013	4,020
Ser. 2003-96, Cl. B, 3.61%,
8/16/18			958,231	947,723
Ser. 2005-90, Cl. A, 3.76%,
9/16/28			2,100,858	2,052,976
Ser. 2006-67, Cl. A, 3.95%,
10/6/11			1,572,108	1,539,421
Ser. 2005-34, Cl. A, 3.96%,

9/16/21	1,641,968	1,620,752
Ser. 2005-79, Cl. A, 4.00%,
10/16/33	1,927,167	1,895,742
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	976,601	962,205
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	1,216,042	1,192,232
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	4,276,895	4,221,222
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	447,900	441,923
Ser. 2007-52, Cl. A, 4.05%,
10/16/25	820,787	805,654
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	1,910,815	1,882,701
Ser. 2006-5, Cl. A, 4.24%,
7/16/29	1,818,267	1,792,012
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	813,916	803,823
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	737,187	729,550
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	1,512,611	1,496,154
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	1,036,203	1,025,500
Government National Mortgage Association II:
6.38%, 4/20/30	201,468 b	203,658
7.00%, 12/20/30 - 4/20/31	26,034	27,334
7.50%, 11/20/29 - 12/20/30	27,902	29,408
		36,771,142
U.S. Government Securities--14.9%
U.S. Treasury Notes:
4.63%, 12/31/11	10,238,000 c	10,448,360
4.63%, 11/15/16	4,945,000 c	5,012,999
4.75%, 8/15/17	20,485,000 e	20,942,717
4.88%, 6/30/12	1,610,000 c	1,660,187
		38,064,263
Total Bonds and Notes
(cost $278,277,988)		274,288,578
	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)

U.S. Treasury Bills;
4.13%, 12/6/07
(cost $550,780)	553,000 [f]	550,910

Other Investment--.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,415,000)	2,415,000 [g]	2,415,000

Investment of Cash Collateral for
Securities Loaned--7.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $19,074,474)	19,074,474 [g]	19,074,474

Total Investments (cost $300,318,242)	114.8%	296,328,962
Liabilities, Less Cash and Receivables	(14.8%)	(38,284,995)

Net Assets	100.0%	258,043,967

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, these securities amounted to $34,875,203 or 13.5% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	All or a portion of these securities are on loan. At October 31, 2007, the total market value of the fund's securities on loan is $18,297,617 and the total market value of the collateral held by the fund is $19,074,474.
d	Notional face amount shown.
e	Purchased on a delayed delivery basis.
f	All or partially held by a broker as collateral for open financial futures positions.
g	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
October 31, 2007 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2007 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	298	61,718,595	December 2007	172,283
U.S. Treasury 5 Year Notes	241	25,869,844	December 2007	239,203
Financial Futures Short
U.S. Treasury 10 Year Notes	653	(71,840,206)	December 2007	(321,402)
U.S. Treasury 30 Year Notes	13	(1,463,719)	December 2007	(6,906)
				83,178

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
October 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--131.7%	Rate (%)	Date	Amount ($)	Value ($)

Agricultural--.3%
Philip Morris,
Debs.	7.75	1/15/27	1,495,000 a	1,859,514
Asset-Backed Ctfs./Auto Receivables--2.0%
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. E	6.96	3/8/16	1,140,000 b	1,123,037
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. D	6.50	5/15/12	900,000 b	896,063
Capital Auto Receivables Asset
Trust, Ser. 2007-1, Cl. D	6.57	9/16/13	500,000 b	480,819
Capital Auto Receivables Asset
Trust, Ser. 2006-1, Cl. D	7.16	1/15/13	1,050,000 b	1,079,835
Ford Credit Auto Owner Trust,
Ser. 2004-A, Cl. C	4.19	7/15/09	1,000,000	999,020
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	1,405,000	1,402,381
Ford Credit Auto Owner Trust,
Ser 2005-C, Cl. C	4.72	2/15/11	720,000	718,307
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	1,575,000 b	1,524,793
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. D	7.12	2/15/13	700,000 b	685,254
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	495,000	495,330
WFS Financial Owner Trust,
Ser. 2004-4, Cl. B	3.13	5/17/12	82,599	81,475
WFS Financial Owner Trust,
Ser. 2004-3, Cl. B	3.51	2/17/12	78,316	77,610
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	2,065,000	2,058,846
				11,622,770
Asset-Backed Ctfs./Credit Cards--5.4%
American Express Credit Account
Master Trust, Ser. 2007-6,
Cl. C	5.48	1/15/13	2,210,000 b,c	2,166,116
Bank One Issuance Trust,
Ser. 2004-C1, Cl. C1	5.59	11/15/11	6,455,000 c	6,407,620
Bank One Issuance Trust,
Ser. 2003-C4, Cl. C4	6.12	2/15/11	1,000,000 c	1,002,020
Citibank Credit Card Issuance
Trust, Ser. 2006-C4, Cl. C4	5.35	1/9/12	10,235,000 c	10,020,630
Citibank Credit Card Issuance
Trust, Ser. 2003-C1, Cl. C1	6.35	4/7/10	6,805,000 c	6,808,601
MBNA Credit Card Master Note
Trust, Ser. 2002-C1, Cl. C1	6.80	7/15/14	5,268,000	5,430,913
				31,835,900
Asset-Backed Ctfs./Home Equity Loans--2.2%
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	1,795,000 c	1,583,908
Centex Home Equity,
Ser. 2006-A, Cl. AV1	4.92	6/25/36	136,959 c	136,611
Citicorp Residential Mortgage
Securities, Ser. 2006-2,
Cl. A1A	5.87	9/25/36	371,229 c	368,887
Citicorp Residential Mortgage

Securities, Ser. 2006-1, Cl. A1	5.96	7/25/36	853,932 c	848,708
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	1,700,000 c	1,653,675
Countrywide Asset-Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.00	7/25/36	167,501 c	167,353
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-1,
Cl. 1A6A	5.86	2/25/37	1,520,000 c	1,510,392
Morgan Stanley ABS Capital I,
Ser. 2006-HE3, Cl. A2A	4.91	4/25/36	572,842 c	570,129
Morgan Stanley Mortgage Loan
Trust, Ser. 2006-15XS, Cl. A6B	5.83	11/25/36	740,000 c	719,102
Popular ABS Mortgage Pass-Through
Trust, Ser. 2005-6, Cl. M1	5.91	1/25/36	1,525,000 c	1,455,087
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M2	5.35	2/25/35	1,585,000 c	1,489,876
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M3	5.42	2/25/35	490,000 c	452,528
Residential Asset Securities,
Ser. 2005-AHL2, Cl. M3	5.34	10/25/35	450,000 c	385,724
Residential Asset Securities,
Ser. 2003-KS7, Cl. MI3	5.75	9/25/33	716,927 c	616,474
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI1	4.98	3/25/36	202,220 c	200,734
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M2	5.73	5/25/35	1,120,000 c	840,000
				12,999,188
Asset-Backed Ctfs./Manufactured Housing--.6%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	1,246,884	1,294,773
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	1,375,000	1,383,125
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	745,000	754,930
				3,432,828
Automobile Manufacturers--1.1%
Daimler Finance North America,
Gtd. Notes, Ser. E	5.89	10/31/08	2,725,000 c	2,725,109
Daimler Finance North America,
Gtd. Notes	6.05	3/13/09	2,580,000 c	2,578,054
Daimler Finance North America,
Gtd. Notes	6.13	3/13/09	1,375,000 c	1,375,390
				6,678,553
Automotive, Trucks & Parts--.1%
Goodyear Tire & Rubber
Gtd. Notes	9.13	12/1/09	295,000 c	300,162
Banks--8.4%
BAC Capital Trust XIV,
Bank Gtd. Notes	5.63	12/31/49	2,930,000 c	2,766,696
Capital One Financial,
Sr. Unsub. Notes	6.00	9/10/09	5,275,000 c	5,197,157
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	1,220,000	1,198,650
Colonial Bank,
Sub. Notes	6.38	12/1/15	1,105,000	1,101,596
Colonial Bank,
Sub. Notes	8.00	3/15/09	385,000	399,124
ICICI Bank,
Bonds	5.79	1/12/10	710,000 b,c	702,035

Industrial Bank of Korea,
Sub. Notes	4.00	5/19/14	2,630,000 b,c	2,592,223
Islandsbanki,
Notes	5.40	10/15/08	975,000 b,c	974,484
J.P. Morgan & Co.,
Sub. Notes	6.25	1/15/09	1,110,000	1,126,156
Landsbanki Islands,
Sr. Notes	6.21	8/25/09	2,450,000 b,c	2,465,151
Marshall & Ilsley Bank,
Sub. Notes, Ser. BN	5.89	12/4/12	2,430,000 c	2,367,581
Marshall & Ilsley,
Sr. Unscd. Notes	5.63	8/17/09	2,765,000	2,784,347
Northern Rock,
Sub. Notes	5.60	4/29/49	350,000 b,c	280,362
Northern Rock,
Sub. Notes	6.59	6/29/49	1,130,000 b,c	905,507
Popular North America,
Notes	6.05	12/12/07	1,315,000 c	1,316,553
Royal Bank of Scotland,
Jr. Sub. Bonds	6.99	10/29/49	1,825,000 b,c	1,847,796
Sovereign Bancorp,
Sr. Unscd. Notes	5.44	3/23/10	2,105,000 c	2,088,276
Sovereign Bancorp,
Sr. Notes	5.90	3/1/09	2,145,000 c	2,136,943
SunTrust Preferred Capital I,
Bank Gtd. Notes	5.85	12/31/49	2,875,000 c	2,825,122
USB Capital IX,
Gtd. Notes	6.19	4/15/49	5,585,000 a,c	5,635,142
Washington Mutual PFD IV,
Jr. Sub. Bonds	9.75	10/29/49	2,800,000 b,c	2,776,418
Wells Fargo Bank,
Sub. Notes	7.55	6/21/10	1,895,000	2,013,834
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	1,695,000	1,815,762
Zions Bancorporation,
Sr. Unscd. Notes	5.36	4/15/08	2,350,000 c	2,352,045
				49,668,960
Building & Construction--.8%
American Standard,
Gtd. Notes	7.38	2/1/08	1,530,000	1,535,039
Centex,
Sr. Unscd. Notes	4.75	1/15/08	725,000	720,229
D.R. Horton,
Gtd. Notes	5.88	7/1/13	1,365,000	1,224,789
Masco,
Sr. Unscd. Notes	6.00	3/12/10	1,390,000 c	1,366,216
				4,846,273
Chemicals--.2%
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	309,000	320,587
RPM International,
Sr. Notes	4.45	10/15/09	1,140,000	1,135,551
				1,456,138
Commercial & Professional Services--1.0%
Donnelley (R.R.) and Sons,
Sr. Unscd. Notes	6.13	1/15/17	2,710,000	2,734,336
ERAC USA Finance,
Notes	5.23	4/30/09	700,000 b,c	696,605
ERAC USA Finance,
Notes	7.95	12/15/09	760,000 b	801,057
Erac USA Finance,

Gtd. Notes	6.38	10/15/17	1,430,000 b	1,429,654
				5,661,652
Commercial Mortgage Pass-Through Ctfs.--4.9%
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	5.15	1/25/37	1,670,822 b,c	1,613,504
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	5.23	4/25/34	619,439 b,c	617,847
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. A2	5.27	11/25/35	1,510,783 b,c	1,500,147
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	5.45	12/25/33	492,808 b,c	485,401
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. M5	5.52	1/25/36	421,987 b,c	385,573
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	6.07	4/25/34	186,815 b,c	189,538
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B3	7.57	7/25/36	229,354 b,c	204,449
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	7.87	11/25/35	374,884 b,c	379,390
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A2	4.25	7/11/42	1,125,000	1,108,639
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18,
Cl. A2	4.56	2/13/42	1,365,000 c	1,349,594
Capco America Securitization,
Ser. 1998-D7, Cl. A1B	6.26	10/15/30	722,903	727,610
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	5.28	5/15/23	2,262,891 b,c	2,256,235
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	1,290,000 b	1,269,915
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	745,000 b	718,724
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	1,650,000 b	1,608,486
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	400,000 b	388,092
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A2	4.22	4/10/40	1,075,000	1,061,722
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. F	5.60	3/6/20	2,605,000 b,c	2,563,640
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. G	5.64	3/6/20	1,415,000 b,c	1,393,232
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	6.17	3/6/20	915,000 b,c	879,478
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. L	6.42	3/6/20	3,060,000 b,c	2,968,200
Morgan Stanley Capital I,
Ser. 1998-HF1, Cl. E	7.37	3/15/30	300,000 c	300,735
Nationslink Funding,
Ser. 1998-2, Cl. A2	6.48	8/20/30	880,875	883,510
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	695,000 b	676,166
Washington Mutual Commercial

Mortgage Securities Trust,
Ser. 2003-C1A, Cl. A		3.83	1/25/35	3,383,410 b	3,311,451
					28,841,278
Diversified Financial Services--11.3%
Ameriprise Financial,
Jr. Sub. Notes		7.52	6/1/66	1,215,000 c	1,243,659
Amvescap,
Gtd. Notes		5.63	4/17/12	2,780,000	2,750,268
Capmark Financial Group,
Gtd. Notes		5.88	5/10/12	3,245,000 b	2,916,044
CIT Group,
Sr. Notes		5.71	8/15/08	2,035,000 c	2,015,124
Countrywide Home Loans,
Notes		4.13	9/15/09	1,445,000	1,263,479
FCE Bank,
Notes	EUR	5.73	9/30/09	1,980,000 c,d	2,670,484
Ford Motor Credit,
Sr. Notes		5.80	1/12/09	2,985,000	2,880,594
Fuji JGB Investment,
Sub. Bonds		9.87	12/29/49	1,375,000 b,c	1,414,846
Glencore Funding,
Gtd. Notes		6.00	4/15/14	1,280,000 b	1,286,615
GMAC,
Unsub. Notes		6.81	5/15/09	1,700,000 c	1,600,074
Goldman Sachs Capital II,
Gtd. Bonds		5.79	12/29/49	1,640,000 c	1,530,979
Goldman Sachs Group,
Sub. Notes		6.75	10/1/37	2,780,000	2,799,443
HSBC Finance,
Sr. Notes		6.04	9/14/12	3,060,000 c	3,020,921
HUB International Holdings,
Sr. Sub. Notes		10.25	6/15/15	1,120,000 b	1,041,600
Janus Capital Group,
Notes		6.25	6/15/12	1,955,000	1,988,321
Jefferies Group,
Sr. Unscd. Notes		7.75	3/15/12	805,000	865,641
John Deere Capital,
Notes		5.66	9/1/09	770,000 c	771,528
Kaupthing Bank,
Sr. Notes		5.94	1/15/10	2,295,000 b,c	2,288,126
Lehman Brothers Holdings,
Sub. Notes		6.88	7/17/37	1,580,000	1,570,458
Leucadia National,
Sr. Unscd. Notes		7.00	8/15/13	1,100,000	1,078,000
MBNA Capital A,
Gtd. Cap. Secs., Ser. A		8.28	12/1/26	905,000	940,214
Merrill Lynch & Co.,
Notes, Ser. C		4.25	2/8/10	4,302,000	4,199,341
Merrill Lynch & Co.,
Notes, Ser. C		5.58	2/5/10	755,000 a,c	746,502
Merrill Lynch & Co.,
Sr. Unscd. Notes		6.05	8/15/12	1,725,000	1,752,336
Merrill Lynch & Co.,
Sub. Notes		6.11	1/29/37	3,000,000	2,767,644
Morgan Stanley,
Notes		3.88	1/15/09	4,900,000	4,838,025
Morgan Stanley,
Sr. Unscd. Notes		5.75	8/31/12	1,175,000	1,197,639
Residential Capital,
Gtd. Notes		7.80	11/21/08	2,850,000 c	2,404,688
Residential Capital,

Gtd. Notes		7.88	6/30/15	370,000 c	270,451
SB Treasury,
Jr. Sub. Bonds		9.40	12/29/49	2,890,000 b,c	2,949,719
SLM,
Unscd. Notes, Ser. A		4.50	7/26/10	1,425,000 a	1,335,045
SLM,
Unscd. Notes, Ser. A		5.22	7/27/09	2,740,000 a,c	2,634,990
Tokai Preferred Capital,
Bonds		9.98	12/29/49	2,770,000 a,b,c	2,858,067
Windsor Financing,
Gtd. Notes		5.88	7/15/17	565,578 b	578,517
					66,469,382
Electric Utilities--3.0%
AES,
Sr. Unsub. Notes		8.88	2/15/11	980,000	1,027,775
AES,
Sr. Notes		9.38	9/15/10	395,000	419,688
Cinergy,
Debs.		6.53	12/16/08	1,015,000	1,028,257
Dominion Resources,
Sr. Unscd. Notes, Ser. B		5.76	11/14/08	1,335,000 c	1,332,014
Enel Finance International,
Gtd. Bonds		6.25	9/15/17	3,600,000 a,b	3,694,493
FirstEnergy,
Unsub. Notes, Ser. B		6.45	11/15/11	2,580,000	2,664,887
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	1,010,000	1,041,056
Niagara Mohawk Power,
Sr. Unscd. Notes, Ser. G		7.75	10/1/08	1,370,000	1,401,022
NiSource Finance,
Gtd. Notes		6.06	11/23/09	1,675,000 c	1,669,295
Nisource Finance,
Sr. Unscd. Notes		6.40	3/15/18	700,000	712,708
Ohio Power,
Unscd. Notes		5.42	4/5/10	1,400,000 c	1,387,898
Pepco Holdings,
Sr. Unscd. Notes		6.25	6/1/10	1,180,000 c	1,176,969
					17,556,062
Environmental Control--.6%
Allied Waste North America,
Scd. Notes, Ser. B		5.75	2/15/11	135,000	132,300
Oakmont Asset Trust,
Notes		4.51	12/22/08	1,265,000 b	1,257,745
USA Waste Services,
Sr. Unscd. Notes		7.00	7/15/28	1,145,000	1,212,854
Waste Management,
Sr. Unsub. Notes		6.50	11/15/08	950,000	962,290
					3,565,189
Food & Beverages--.3%
H.J. Heinz,
Notes		6.43	12/1/20	1,625,000 b	1,653,750
Foreign/Governmental--3.3%
Arab Republic of Egypt,
Unsub. Notes	EGP	8.75	7/18/12	9,740,000 b,d	1,818,251
Banco Nacional de Desenvolvimento
Economico e Social, Unsub.
Notes		5.84	6/16/08	2,080,000 c	2,076,880
Federal Republic of Brazil,
Unscd. Bonds	BRL	12.50	1/5/16	2,720,000 a,d	1,778,715
Mexican Bonos,
Bonds, Ser. M	MXN	9.00	12/22/11	25,645,000 d	2,511,983

Mexican Bonos,
Bonds, Ser. M 30	MXN	10.00	11/20/36	11,615,000 d	1,343,776
Republic of Argentina,
Bonds		5.39	8/3/12	11,230,000 c	6,493,748
Russian Federation,
Unsub. Bonds		8.25	3/31/10	3,241,810 b	3,379,587
					19,402,940
Health Care--1.5%
Baxter International,
Sr. Unscd. Notes		5.20	2/16/08	1,528,000	1,528,630
HCA,
Sr. Unscd. Notes		7.88	2/1/11	1,140,000	1,131,450
HCA,
Sr. Unscd. Notes		8.75	9/1/10	1,395,000	1,426,388
Medco Health Solutions,
Sr. Unscd. Notes		7.25	8/15/13	3,276,000	3,469,982
Tenet Healthcare,
Sr. Notes		6.38	12/1/11	1,205,000	1,060,400
					8,616,850
Lodging & Entertainment--.4%
MGM Mirage,
Gtd. Notes		8.50	9/15/10	1,575,000	1,655,719
Mohegan Tribal Gaming Authority,
Sr. Unscd. Notes		6.13	2/15/13	1,000,000	957,500
					2,613,219
Machinery--.2%
Case New Holland,
Gtd. Notes		7.13	3/1/14	650,000	676,000
Terex,
Gtd. Notes		7.38	1/15/14	590,000	595,900
					1,271,900
Manufacturing--.1%
Tyco International Group,
Gtd. Notes		6.88	1/15/29	530,000	538,840
Media--1.7%
Clear Channel Communications,
Sr. Unscd. Notes		4.50	1/15/10	1,700,000	1,581,811
Comcast,
Gtd. Notes		5.54	7/14/09	4,385,000 c	4,369,183
Comcast,
Gtd. Notes		6.30	11/15/17	1,465,000	1,513,998
News America,
Gtd. Notes		6.15	3/1/37	2,800,000	2,696,226
					10,161,218
Oil & Gas--1.6%
Anadarko Petroleum,
Sr. Unscd. Notes		6.09	9/15/09	4,370,000 c	4,353,118
BJ Services,
Sr. Unscd. Notes		5.75	6/1/08	4,850,000 c	4,855,233
					9,208,351
Paper & Forest Products--.2%
Temple-Inland,
Gtd. Notes		6.88	1/15/18	1,100,000 c	1,114,587
Property & Casualty Insurance--2.2%
Allmerica Financial,
Debs.		7.63	10/15/25	760,000	798,511
Chubb,
Sr. Unscd. Notes		5.47	8/16/08	2,375,000	2,377,724
Hartford Financial Services Group,
Sr. Unscd. Notes		5.55	8/16/08	875,000	878,290
Hartford Financial Services Group,

Sr. Notes	5.66	11/16/08	1,950,000	1,967,295
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	3,465,000	3,274,425
Nippon Life Insurance,
Notes	4.88	8/9/10	1,350,000 b	1,340,898
Pacific Life Global Funding,
Notes	3.75	1/15/09	1,545,000 b	1,521,620
Phoenix Cos.,
Sr. Unscd. Notes	6.68	2/16/08	735,000	736,698
				12,895,461
Real Estate Investment Trusts--3.6%
Archstone-Smith Operating Trust,
Notes	3.00	6/15/08	1,000,000	1,000,166
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.25	5/1/15	180,000 a	186,967
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.63	8/15/14	340,000	359,855
Boston Properties,
Sr. Notes	5.63	4/15/15	810,000	790,716
Commercial Net Lease Realty,
Sr. Unscd. Notes	6.15	12/15/15	1,100,000	1,069,036
Duke Realty,
Notes	3.50	11/1/07	925,000	925,000
Duke Realty,
Sr. Unscd. Notes	5.63	8/15/11	350,000	350,227
ERP Operating,
Notes	4.75	6/15/09	560,000	555,865
ERP Operating,
Notes	5.13	3/15/16	825,000 a	774,731
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	650,000	637,593
Federal Realty Investment Trust,
Notes	6.00	7/15/12	570,000	579,000
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	2,820,000	2,623,804
HRPT Properties Trust,
Sr. Unscd. Notes	6.29	3/16/11	1,350,000 c	1,337,822
Istar Financial,
Sr. Unscd. Notes	6.07	3/9/10	2,935,000 c	2,774,552
Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	1,925,000	1,935,168
Mack-Cali Realty,
Unscd. Notes	5.05	4/15/10	1,600,000	1,593,110
Mack-Cali Realty,
Notes	5.25	1/15/12	580,000	573,492
Regency Centers,
Gtd. Notes	5.25	8/1/15	1,450,000 a	1,378,340
Simon Property Group,
Notes	4.60	6/15/10	1,098,000	1,078,709
Simon Property Group,
Notes	4.88	8/15/10	850,000	840,698
				21,364,851
Residential Mortgage Pass-Through Ctfs.--4.6%
American General Mortgage Loan
Trust, Ser. 2006-1, Cl. A1	5.75	12/25/35	567,160 b,c	563,562
Banc of America Mortgage
Securities, Ser. 2001-4,
Cl. 2B3	6.75	4/20/31	154,074	153,629
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. M6	5.51	4/25/36	373,029 b,c	317,846
Bayview Commercial Asset Trust,

Ser. 2006-1A, Cl. B3	7.82	4/25/36	385,463 b,c	385,463
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	370,402 c	371,313
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF2	4.92	8/25/35	76,722 c	76,491
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2003-8, Cl. B3	5.00	5/25/18	229,423 b	191,618
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2005-31, Cl. 2A1	5.49	1/25/36	901,773 c	900,572
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	5,424,589	5,478,273
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	5.62	2/25/36	1,284,844 c	1,027,294
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	6.37	2/25/36	1,033,266 c	745,826
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.22	5/25/36	694,428 c	684,014
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B1	6.05	6/25/36	399,171 c	383,129
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25, Cl. 4A2	6.14	9/25/36	1,083,880 c	1,091,796
J.P. Morgan Alternative Loan
Trust, Ser. 2006-S4, Cl. A6	5.71	12/25/36	890,000 c	854,940
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1	4.49	2/25/35	740,344 c	726,790
New Century Alternative Mortgage
Loan Trust, Ser. 2006-ALT2,
Cl. AF6A	5.89	10/25/36	695,000 c	682,668
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	1,725,000 c	1,601,368
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	1,195,000 c	1,157,537
Terwin Mortgage Trust,
Ser. 2006-9HGA Cl. A1	4.95	10/25/37	667,982 b,c	658,927
Washington Mutual Pass-Through
Certificates, Ser. 2005-AR4,
Cl. A4B	4.67	4/25/35	3,325,000 c	3,296,593
Wells Fargo Mortgage Backed
Securities Trust,
Ser. 2005-AR1, Cl. 1A1	4.54	2/25/35	4,248,986 c	4,208,118
Wells Fargo Mortgage Backed
Securities Trust, Ser. 2003-1,
Cl. 2A9	5.75	2/25/33	1,800,000	1,759,711
				27,317,478
Retail--.7%
CVS Caremark,
Sr. Unscd. Notes	5.92	6/1/10	1,055,000 c	1,047,614
Home Depot,
Sr. Unscd. Notes	5.82	12/16/09	815,000 c	805,341
Lowe's Companies,
Sr. Unscd. Notes	5.60	9/15/12	1,270,000	1,289,428
May Department Stores,
Gtd. Notes	5.95	11/1/08	760,000	760,866
Saks,
Gtd. Notes	8.25	11/15/08	429	433
				3,903,682
Specialty Steel--.2%
Steel Dynamics,

Sr. Notes	7.38	11/1/12	1,155,000 b	1,160,775
State/Territory Gen Oblg--1.9%
California
GO (Insured; AMBAC)	3.50	10/1/27	525,000	442,297
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	4,525,000	4,492,646
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.54	6/1/34	1,050,000 c	1,013,450
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.00	6/1/27	1,750,000	1,697,623
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	3,255,000	3,119,429
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	715,000	668,132
				11,433,577
Telecommunications--3.8%
America Movil,
Gtd. Notes	5.30	6/27/08	455,000 b,c	455,091
AT & T,
Notes	5.46	2/5/10	2,390,000 c	2,376,310
AT & T,
Sr. Notes	5.65	5/15/08	2,700,000 c	2,698,647
France Telecom,
Unsub. Notes	7.75	3/1/11	1,280,000 c	1,382,851
Intelsat Bermuda,
Sr. Unscd. Notes	11.25	6/15/16	700,000	756,000
Intelsat,
Sr. Unscd. Notes	5.25	11/1/08	1,540,000	1,526,525
Intelsat,
Sr. Unscd. Notes	7.63	4/15/12	695,000	605,519
Qwest,
Bank Note, Ser. B	6.95	6/30/10	464,000 c	476,760
Qwest,
Bank Note, Ser. B	6.95	6/30/10	1,858,000 c	1,909,095
Qwest,
Sr. Notes	7.88	9/1/11	710,000	752,600
Sprint Capital,
Gtd. Notes	6.88	11/15/28	2,620,000	2,516,617
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	2,425,000	2,487,953
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	1,380,000 b	1,370,682
Time Warner,
Gtd. Notes	5.88	11/15/16	2,260,000	2,249,175
Windstream,
Gtd. Notes	8.13	8/1/13	620,000	658,750
				22,222,575
Textiles & Apparel--.2%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	990,000	1,002,167
Transportation--.2%
Ryder System,
Notes	3.50	3/15/09	1,435,000	1,410,127
U.S. Government Agencies/Mortgage-Backed--46.6%
Federal Home Loan Mortgage Corp.:

5.50%	53,710,000 e	53,037,701
5.50%, 12/15/14 - 4/1/37	18,966,832	18,863,273
6.00%, 7/1/37 - 10/1/37	6,728,055	6,772,815
6.50%, 10/1/31 - 3/1/32	89,361	92,069
Multiclass Mortgage
Participation Ctfs.,
Ser. 2586, Cl. WE, 4.00%,
12/15/32	4,492,922	4,176,015
Federal National Mortgage Association:
5.00%	32,505,000 e	31,548,607
5.50%	5,535,000 e	5,541,033
6.00%	83,700,000 e	84,431,588
6.50%	16,785,000 e	17,166,871
5.00%, 5/1/18 - 1/1/22	8,136,496	8,016,434
5.50%, 8/1/34 - 1/1/37	12,677,830	12,513,733
6.00%, 8/1/37	1,712,305	1,725,302
6.50%, 11/1/10 - 8/1/37	5,389,186	5,517,000
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34	3,156,325	3,166,741
Government National Mortgage Association I:
Ser. 2007-46, Cl. A, 3.14%,
11/16/29	1,235,268	1,208,929
Ser. 2004-25, Cl. AC,
3.38%, 1/16/23	324,428	316,977
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	1,247,264	1,231,148
Ser. 2005-79, Cl. A, 4.00%,
10/16/33	1,313,978	1,292,551
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	1,181,372	1,163,957
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	1,715,488	1,681,899
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	1,603,836	1,582,958
Ser. 2007-52, Cl. A, 4.05%,
10/16/25	1,810,706	1,777,321
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	801,190	793,726
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	1,280,377	1,267,112
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	3,392,217	3,355,309
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	4,800,000	4,835,669
Government National Mortgage Association II:
5.63%, 7/20/30	63,111 c	63,767
6.50%, 2/20/31 - 7/20/31	268,016	276,294
7.00%, 11/20/29	751	789
		273,417,588
U.S. Government Securities--16.5%
U.S. Treasury Bonds:
4.50%, 2/15/36	1,633,000 a	1,568,191
5.00%, 5/15/37	594,000 f	617,807
U.S. Treasury Notes:
3.88%, 9/15/10	11,535,000 a	11,516,083
4.25%, 1/15/11	25,505,000 a	25,712,254
4.25%, 9/30/12	2,945,000 f	2,958,347
4.50%, 4/30/12	30,500,000 a	30,967,047
4.50%, 5/15/17	390,000 a	391,250
4.63%, 11/15/16	20,960,000 a	21,248,221

4.75%, 8/15/17	1,420,000 f	1,451,728
		96,430,928
Total Bonds and Notes
(cost $767,662,558)		773,934,713

Preferred Stocks--.7%	Shares	Value ($)

Banks--.1%
Sovereign Capital Trust IV,
Conv., Cum. $2.1875	15,500	633,950
Diversified Financial Services--.4%
AES Trust VII,
Conv., Cum. $3.00	44,450	2,233,613
Manufacturing--.2%
CIT Group	56,300 g	1,415,945
Total Preferred Stocks
(cost $4,384,190)		4,283,508
	Face Amount
	Covered by
Options--.4%	Contracts ($)	Value ($)

Call Options
3-Month Floor USD Libor-BBA
Interest Rate, October 2009
@ 4	49,400,000	130,826
3-Month USD Libor-BBA,
Swaption	2,770,000	281,986
3-Month USD Libor-BBA,
Swaption	23,150,000	1,602,420
Dow Jones CDX.DB
December 2007 @ .45	54,820,000	12,554
U.S. Treasury 5 Year Note
November 2007 @ 108	32,500,000	60,938
Total Options
(cost $2,135,100)		2,088,724
	Principal
Short-Term Investments--1.5%	Amount ($)	Value ($)

Commerical Paper--.9%
Cox Communications
5.57%, 1/15/08	5,645,000 b,c	5,645,000
U.S. Treasury Bills--.6%
4.04%, 12/6/07	3,420,000 h	3,407,072
Total Short-Term Investments
(cost $9,051,570)		9,052,072

Investment of Cash Collateral for
Securities Loaned--17.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $105,349,114)	105,349,114 [i]	105,349,114

Total Investments (cost $888,582,532)	152.2%	894,708,131
Liabilities, Less Cash and Receivables	(52.2%)	(306,700,221)
Net Assets	100.0%	588,007,910

a	All or a portion of these securities are on loan. At October 31, 2007, the total market value of the fund's securities on loan is $101,770,277 and the total market value of the collateral held by the fund is $105,349,114.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, these securities amounted to $87,585,519 or 14.9% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	Principal amount stated in U.S. Dollars unless otherwise noted.

BRL--Brazilian Real
EGP--Egyptian Pound
EUR--Euro
MXN--Mexican Peso
e	Purchased on a forward commitment basis.
f	Purchased on a delayed delivery basis.
g	Non-income producing security.
h	All or partially held by a broker as collateral for open financial futures positions.
i	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES October 31, 2007 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2007 ($)

Financial Futures Long
U.S. Treasury 5 Year Notes	420	45,084,375	December 2007	39,703
U.S. Treasury 10 Year Notes	599	65,899,362	December 2007	561,738
Financial Futures Short
U.S. Treasury 2 Year Notes	458	(94,856,096)	December 2007	(337,846)
				263,595

STATEMENT OF OPTIONS WRITTEN
October 31, 2007 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options:
Dow Jones CDX.DB
December 2007 @ .395	109,640,000	(11,479)
U.S. Treasury 5 Year Note
November 2007 @ 109	32,500,000	(15,236)
(Premiums received $166,412)		(26,715)

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
October 31, 2007 (Unaudited)

	Principal
Bonds and Notes--95.9%	Amount ($)	Value ($)

U.S. Treasury Inflation Protected Securities:
0.88%, 4/15/10	276,588 a	270,321
1.63%, 1/15/15	634,858 a	616,408
1.88%, 7/15/13	673,605 a	671,869
2.00%, 1/15/14	426,496 a,b	426,297
2.00%, 7/15/14	426,896 a,b	426,896
2.00%, 1/15/26	339,429 a,b	327,947
2.38%, 1/15/25	266,948 a	272,662
2.63%, 7/15/17	155,504 a	162,514
3.00%, 7/15/12	555,096 a,b	583,545
3.50%, 1/15/11	635,575 a,b	669,142
3.63%, 4/15/28	370,247 a	456,069
3.88%, 4/15/29	376,919 a	484,135
Total Bonds and Notes
(cost $5,121,652)		5,367,805

Other Investment--2.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $154,000)	154,000 [c]	154,000

Investment of Cash Collateral for
Securities Loaned--29.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,647,862)	1,647,862 [c]	1,647,862

Total Investments (cost $6,923,514)	128.2%	7,169,667
Liabilities, Less Cash and Receivables	(28.2%)	(1,577,101)
Net Assets	100.0%	5,592,566

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b	All or a portion of these securities are on loan. At October 31, 2007, the total market value of the fund's securities on loan is $1,397,320 and the total market value of the collateral held by the fund is $1,647,862.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Yield Advantage Fund
October 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--76.8%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Auto Receivables--6.7%
AmeriCredit Automobile Receivables
Trust, Ser. 2006-BG, Cl. A3	5.21	10/6/11	500,000	501,072
BMW Vehicle Lease Trust,
Ser. 2007-1, Cl. A2A	4.64	11/16/09	500,000	499,990
Nissan Auto Receivables Owner
Trust, Ser. 2007-B, Cl. A2	5.13	3/15/10	350,000	351,121
WFS Financial Owner Trust,
Ser. 2005-1, Cl. A3	3.59	10/19/09	497,049	495,326
WFS Financial Owner Trust,
Ser. 2005-2, Cl. A4	4.39	11/19/12	1,500,000	1,494,853
				3,342,362
Asset-Backed Ctfs./Credit Cards--18.0%
Advanta Business Card Master
Trust, Ser. 2005-C1, Cl. C1	5.51	8/22/11	2,000,000 a	1,994,393
American Express Issuance Trust,
Ser. 2005-1, Cl. C	5.42	8/15/11	1,750,000 a	1,717,288
BA Credit Card Trust,
Ser. 2007-C1, Cl. C1	5.38	6/15/14	225,000 a	218,953
Chase Credit Card Master Trust,
Ser. 2003-3, Cl. A	5.20	10/15/10	705,000 a	705,134
Chase Issuance Trust,
Ser. 2005-C1, Cl. C1	5.46	11/15/12	1,250,000 a	1,229,687
Discover Card Master Trust I,
Ser. 2005-1, Cl. A	5.10	9/16/10	750,000 a	749,601
Gracechurch Card Funding,
Ser. 9, Cl. C	5.40	9/15/10	1,750,000 a	1,724,923
Household Affinity Credit Card
Master, Ser. 2003-1, Cl. A	5.21	2/15/10	600,000 a	600,234
				8,940,213
Asset-Backed Ctfs./Home Equity Loans--23.5%
Bayview Financial Acquisition
Trust, Ser. 2006-A, Cl. 1A1	5.61	2/28/41	1,305,603 a	1,293,546
Bayview Financial Acquisition
Trust, Ser. 2007-A, Cl. 1A1	6.13	5/28/37	994,250 a	990,531
Broadwick Funding,
Ser. 2006-1A, Cl. B	5.66	7/13/41	757,310 a,b	530,117
Centex Home Equity,
Ser. 2003-B, Cl. AF4	3.24	2/25/32	262,803 a	255,859
Centex Home Equity,
Ser. 2005-D, Cl. M4	5.48	10/25/35	1,000,000 a	842,338
Countrywide Asset-Backed
Certificates, Ser. 2004-15,
Cl. AF3	4.03	1/25/31	53,024	52,798
Credit-Based Asset Servicing and
Securitization, Ser. 2007-CB1,
Cl. AF1B	6.00	1/25/37	609,456 a	605,336
Fremont Home Loan Trust,
Ser. 2006-1, Cl. M1	5.19	4/25/36	1,000,000 a	795,907
Home Equity Asset Trust,
Ser. 2005-9, Cl. M7	6.07	4/25/36	450,000 a	264,674
Household Home Equity Loan Trust,
Ser. 2006-4, Cl. A1F	5.79	3/20/36	477,684 a	474,696
Household Home Equity Loan Trust,
Ser. 2007-2, Cl. A1F	5.93	7/20/36	408,662 a	406,657

Nomura Home Equity Loan,
Ser. 2006-WF1, Cl. M7	5.77	3/25/36	500,000 a	228,949
Option One Mortgage Loan Trust,
Ser. 2005-4, Cl. M5	5.50	11/25/35	500,000 a	403,192
Option One Mortgage Loan Trust,
Ser. 2003-5, Cl. M1	5.52	8/25/33	666,064 a	625,329
Renaissance Home Equity Loan
Trust, Ser. 2006-4, Cl. AF1	5.55	1/25/37	508,425 a	503,145
Renaissance Home Equity Loan
Trust, Ser. 2006-3, Cl. AF2	5.58	11/25/36	500,000 a	494,871
Renaissance Home Equity Loan
Trust, Ser. 2007-2, Cl. AF1	5.89	6/25/37	682,162 a	677,191
Residential Asset Securities,
Ser. 2005-KS4, Cl. M2	5.45	5/25/35	1,500,000 a	1,357,429
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI3	5.54	3/25/36	600,000 a	581,711
Saxon Asset Securities Trust,
Ser. 2006-3, Cl. A3	5.04	10/25/46	250,000 a	231,309
				11,615,585
Asset-Backed Ctfs./Manufactured Housing--1.0%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	470,522	488,593
Diversified Financial Services--5.1%
American Honda Finance,
Notes	5.85	9/18/08	500,000 a,b	500,310
Capmark Financial Group,
Gtd. Notes	6.03	5/10/10	750,000 b	683,362
Citigroup Funding,
Gtd. Notes	5.43	10/22/09	550,000 a	550,150
Goldman Sachs Group,
Notes, Ser. B	5.48	7/23/09	500,000 a	500,452
ICICI Bank,
Bonds	5.79	1/12/10	300,000 a,b	296,635
				2,530,909
Real Estate Investment Trusts--1.7%
Istar Financial,
Sr. Unscd. Notes	6.07	3/9/10	715,000 a	675,913
Simon Property Group,
Notes	3.75	1/30/09	155,000	151,722
				827,635
Residential Mortgage Pass-Through Ctfs.--19.3%
Adjustable Rate Mortgage Trust,
Ser. 2006-2, Cl. 6A1	5.04	5/25/36	398,580 a	379,675
Adjustable Rate Mortgage Trust,
Ser. 2005-3, Cl. 8A2	5.11	7/25/35	450,199 a	441,491
Adjustable Rate Mortgage Trust,
Ser. 2005-7, Cl. 7A21	5.12	10/25/35	288,673 a	287,533
Adjustable Rate Mortgage Trust,
Ser. 2005-9, Cl. 5A1	5.14	11/25/35	575,852 a	573,290
Adjustable Rate Mortgage Trust,
Ser. 2006-1, Cl. 6A2	5.16	3/25/36	532,332 a	513,535
American General Mortgage Loan
Trust, Ser. 2006-1, Cl. A1	5.75	12/25/35	349,022 a,b	346,807
Bear Stearns Alt-A Trust,
Ser. 2005-1, Cl. A1	5.15	1/25/35	513,022 a	511,609
Countrywide Alternative Loan
Trust, Ser. 2006-6CB, Cl. 1A2	5.27	5/25/36	757,032 a	732,286
Countrywide Alternative Loan
Trust, Ser. 2005-65CB, Cl. 1A5	5.50	1/25/36	1,859,509 a	1,880,806
Countrywide Alternative Loan

Trust, Ser. 2004-7T1, Cl. A1	5.75	6/25/34	688,903	688,612
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2004-16, Cl. 1A1	5.27	9/25/34	563,856 a	563,679
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2004-21, Cl. A8	8.00	11/25/34	519,433	525,641
GSR Mortgage Loan Trust,
Ser. 2004-15F, Cl. 2A2	5.00	12/25/34	630,955	606,849
Impac CMB Trust,
Ser. 2005-4, Ser. 1M3	5.35	5/25/35	265,095 a	236,870
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.22	5/25/36	694,428 a	684,014
Opteum Mortgage Acceptance,
Ser. 2005-5, Cl. 2A1A	5.47	12/25/35	590,088 a	589,306
				9,562,003
Telecommunications--.7%
SBC Communications,
Sr. Unsub. Notes	4.13	9/15/09	350,000	344,908
U.S. Government Securities--.8%
U.S. Treasury Inflation Protected
			c,d,e
Securities	3.63	1/15/08	386,115	387,533
Total Bonds and Notes
(cost $39,731,798)				38,039,741
			Principal
Short-Term Investments--3.0%			Amount ($)	Value ($)

Commerical Paper:
Atlantic Asset Securitization
5.05%, 11/15/07			500,000	499,018
Gemini Securitization
5.15%, 12/7/07			500,000	497,425
Liberty Street Funding
5.20%, 11/1/07			500,000	500,000
Total Short-Term Investments
(cost $1,496,443)				1,496,443

Other Investment--21.0%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,422,000)			10,422,000 [f]	10,422,000

Investment of Cash Collateral for
Securities Loaned--.3%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $132,875)			132,875 [f]	132,875

Total Investments (cost $51,783,116)			101.1%	50,091,059
Liabilities, Less Cash and Receivables			(1.1%)	(529,061)
Net Assets			100.0%	49,561,998

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, these securities amounted to $2,357,231 or 4.8% of net assets.
c	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
d	All or a portion of this securitiy is on loan. At October 31, 2007, the total market value of the fund's security on loan is $100,367 and the total market value of the collateral held by the fund is $132,875.
e	All or partially held by a broker as collateral for open financial futures positions.

f Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
October 31, 2007 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2007 ($)

Financial Futures Long
90 Day Euro Dollar	66	15,758,325	March 2008	49,428
90 Day Euro Dollar	66	15,767,400	June 2009	39,415
				88,843

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 18 , 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)